Convertible Preferred Stock - Summary of conversion prices of each series of preferred stock (Details) - $ / shares	Sep. 30, 2020	Dec. 31, 2019
Series A
Temporary Equity [Line Items]
Effective Conversion Price	$ 43.30	$ 43.30
Series A-1
Temporary Equity [Line Items]
Effective Conversion Price	15.31	15.31
Series A-2
Temporary Equity [Line Items]
Effective Conversion Price	15.12	15.12
Series A-3
Temporary Equity [Line Items]
Effective Conversion Price	17.89	17.89
Series A-4
Temporary Equity [Line Items]
Effective Conversion Price	20.07	20.07
Series A-5
Temporary Equity [Line Items]
Effective Conversion Price	20.15	20.15
Series A-6
Temporary Equity [Line Items]
Effective Conversion Price	30.31	30.31
Series A-7
Temporary Equity [Line Items]
Effective Conversion Price	34.64	34.64
Series A-8
Temporary Equity [Line Items]
Effective Conversion Price	36.81	36.81
Series A-9
Temporary Equity [Line Items]
Effective Conversion Price	38.97	38.97
Series A-10
Temporary Equity [Line Items]
Effective Conversion Price	41.14	41.14
Series A-11
Temporary Equity [Line Items]
Effective Conversion Price	24.30	24.30
Series X
Temporary Equity [Line Items]
Effective Conversion Price	$ 135.79	$ 135.79